Related Party Transactions	12 Months Ended
Oct. 31, 2023
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
14.	RELATED PARTY TRANSACTIONS

Included in accounts payable and accrued liabilities at October 31, 2023 is $278,026 (2022 - $267,806) due to officers and directors of the Company for their compensation and services.

As at October 31, 2023, due to related party consists of $57,853 due to Silver Bull for shared employees’ salaries and office expenses (2022 – $23,196). The balance of due to and from related party is interest free and is to be repaid on demand.

During the years ended October 31, 2023 and 2022, expenses totalling $266,900 and $355,754 were incurred by Silver Bull on the Company’s behalf, which was offset by an incurred shared office rent. If specific identification of expenses is not practicable, a proportional cost allocation based on management’s estimation is applied.

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
Directors’ fees	$—	$8,998
Personnel	285,015	330,470
Office and administrative	30,070	47,502
Office rent reimbursement	(48,185)	(31,216)
	$266,900	$355,754

During the years ended October 31, 2023 and 2022, the Company paid or accrued the following amounts to officers, directors or companies controlled by officers and/or directors:

	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022
Share-based payment	$136,696	$373,180
Directors’ fees	125,715	119,011
Personnel	895,579	813,850
	$1,157,990	$1,306,041